Maturity of Assets and Liabilities - Schedule of Maturity of Financial Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	$ 1,015,614
Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	10,121,111	$ 10,036,833
Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	1,112,806	1,095,154
Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	2,327,723	2,196,130
Debt Issued [member]
Disclosure of financial assets [line items]
Total	6,010,124	5,950,038
Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Total		420,920
Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	341,707	70,285
Allowance for loan losses	463	208
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	96,943	202,030
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	2,657,154
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	21,482,490	20,382,605
Commercial loans [member]
Disclosure of financial assets [line items]
Total	14,366,900	13,716,546
Allowance for loan losses	484,707	488,535
Mortgage [member]
Disclosure of financial assets [line items]
Total	4,445,827	4,152,753
Allowance for loan losses	66,117
Consumer loans [member]
Disclosure of financial assets [line items]
Total	2,669,763	2,513,306
Allowance for loan losses	217,296
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	198,923
Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	109,467	28,524
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	1,368,957	1,248,775
Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		415,061
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		2,663,478
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	1,015,614
Up to one month [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	3,624,335	2,957,278
Up to one month [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	128,367	144,639
Up to one month [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	231,419	163,031
Up to one month [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	2,449	3,064
Up to one month [member] | Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Total		420,320
Up to one month [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	65,398	43,096
Up to one month [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	46,266	55,554
Up to one month [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	151,521
Up to one month [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	1,595,651	1,531,883
Up to one month [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,391,707	1,226,214
Up to one month [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	2,544	35,428
Up to one month [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	201,400	270,241
Up to one month [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	27,012
Up to one month [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total	109,467	27,923
Up to one month [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	120,361	112,249
Up to one month [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		18,941
Up to one month [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		86,201
1 - 3 months [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,311,111	1,858,394
1 - 3 months [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	95,019	90,445
1 - 3 months [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	446,436	238,151
1 - 3 months [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	23,261	46,514
1 - 3 months [member] | Obligations under repurchase agreements [member]
Disclosure of financial assets [line items]
Total		600
1 - 3 months [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	16,685
1 - 3 months [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	470	6,171
1 - 3 months [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	103,048
1 - 3 months [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,343,263	1,649,448
1 - 3 months [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,876,174	1,494,950
1 - 3 months [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	1,021	66,596
1 - 3 months [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	466,068	87,902
1 - 3 months [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	18,238
1 - 3 months [member] | Investments under Agreements to Resell [Member]
Disclosure of financial assets [line items]
Total		601
1 - 3 months [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	102,992	102,009
1 - 3 months [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		298
1 - 3 months [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		155,376
3 months to 1 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	2,910,851	3,936,827
3 months to 1 year [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	161,214	172,606
3 months to 1 year [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	1,151,959	1,074,406
3 months to 1 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	668,648	625,287
3 months to 1 year [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	17,437	16,621
3 months to 1 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	19,002	113,445
3 months to 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	582,899
3 months to 1 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,115,285	2,689,484
3 months to 1 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,023,542	2,513,004
3 months to 1 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	3,876	98,292
3 months to 1 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	87,867	78,188
3 months to 1 year [member] | Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Total	153,673
3 months to 1 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	178,826	199,966
3 months to 1 year [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		170,098
3 months to 1 year [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		408,093
1 - 3 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	762,998	793,684
1 - 3 years [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	200,052	250,792
1 - 3 years [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	337,465	529,171
1 - 3 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	868,994	1,209,242
1 - 3 years [member] | Loans and receivables from banks, net [member]
Disclosure of financial assets [line items]
Total	242,187	10,568
1 - 3 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	22,027	23,466
1 - 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	1,314,188
1 - 3 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	2,322,459	4,174,173
1 - 3 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	1,734,720	2,410,168
1 - 3 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	18,192	649,867
1 - 3 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	569,547	1,114,138
1 - 3 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	263,595	260,818
1 - 3 years [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		189,735
1 - 3 years [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		790,503
3-6 years [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	102,155	118,388
3-6 years [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	248,765	241,810
3-6 years [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	100,455	104,443
3-6 years [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	1,125,037	812,979
3-6 years [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	4,573	430
3-6 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	330,485
3-6 years [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	3,464,140	2,952,407
3-6 years [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	2,238,373	1,917,111
3-6 years [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	103,965	446,737
3-6 years [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	1,121,802	588,559
3-6 years [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	279,427	284,247
3-6 years [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		9,365
3-6 years [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		805,892
Over 6 year [member] | Time deposits and saving accounts [member]
Disclosure of financial assets [line items]
Total	409,661	372,262
Over 6 year [member] | Derivative financial instruments liabilitie [member]
Disclosure of financial assets [line items]
Total	279,389	194,862
Over 6 year [member] | Borrowings from financial institutions [Member]
Disclosure of financial assets [line items]
Total	59,989	86,928
Over 6 year [member] | Debt Issued [member]
Disclosure of financial assets [line items]
Total	3,321,735	3,252,952
Over 6 year [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Total	4,605	2,964
Over 6 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Total	175,013
Over 6 year [member] | Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Total	9,641,692	7,385,210
Over 6 year [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Total	5,102,384	4,155,099
Over 6 year [member] | Mortgage [member]
Disclosure of financial assets [line items]
Total	4,316,229	2,855,833
Over 6 year [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Total	223,079	374,278
Over 6 year [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Total	$ 423,756	289,486
Over 6 year [member] | Trading Portfolio Financial Assets [member]
Disclosure of financial assets [line items]
Total		26,624
Over 6 year [member] | Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Total		$ 417,413